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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2018

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio
Effective December 15, 2017, Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio were renamed Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier[1]	17 - 44 days	18 days	55 days	$32.2 million
Invesco Premier U.S. Government Money[2]	17 - 29 days	18 days	97 days	33.0 million
Invesco Premier Tax-Exempt[3]	13 - 29 days	14 days	14 days	11.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with     former Fed Chair Janet Yellen during her years leading the Fed.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b)(c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%-8.88%; 05/14/2018-12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–35.74%
Federal Farm Credit Bank (FFCB)–3.17%
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	$18,865	$18,865,045
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	5,000	5,000,126
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.63%	03/22/2018	9,565	9,564,713
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.62%	04/09/2018	6,200	6,199,662
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.64%	04/16/2018	6,765	6,765,217
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(a)	1.67%	10/03/2018	3,000	3,004,027
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	06/05/2019	15,000	14,999,057
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	50,000	49,996,020
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	15,000	14,999,310
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	25,000	24,996,274
				179,389,451

Federal Home Loan Bank (FHLB)–29.54%
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	55,000	55,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	20,000	20,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	40,000	40,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	7,000	6,999,925
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	40,000	39,999,704
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	07/23/2018	56,000	56,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	83,000	83,000,099
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	55,000	55,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	03/20/2019	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	10,000	10,000,000
Unsec. Disc. Notes(b)	1.38%	03/28/2018	50,000	49,948,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(b)	1.37%	04/02/2018	$87,000	$86,894,053
Unsec. Global Bonds (3 mo. USD LIBOR)(a)	1.52%	03/08/2018	4,000	4,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.50%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.49%	04/11/2018	250,000	250,002,445
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.48%	05/14/2018	80,000	79,993,460
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	20,000	20,002,629
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	56,000	56,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	50,000	50,000,000
				1,669,840,753

Federal Home Loan Mortgage Corp. (FHLMC)–1.21%
Unsec. Global Notes (3 mo. USD LIBOR + 0.02%)(a)	1.54%	03/08/2018	26,800	26,801,852
Unsec. Global Notes (3 mo. USD LIBOR - 0.25%)(a)	1.49%	07/24/2018	9,800	9,800,000
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	15,000	15,000,000
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	1.66%	10/15/2045	16,749	16,749,206
				68,351,058

Federal National Mortgage Association (FNMA)–0.06%
Unsec. Notes (3 mo. USD LIBOR - 0.05%)(a)	1.59%	03/21/2018	3,075	3,075,468

Overseas Private Investment Corp. (OPIC)–1.76%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	1.71%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	12/15/2019	6,624	6,624,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	09/15/2022	9,772	9,772,000
				99,196,000
Total U.S. Government Sponsored Agency Securities (Cost $2,019,852,730)				2,019,852,730

U.S. Treasury Securities–18.80%
U.S. Treasury Bills–15.71%(b)
U.S. Treasury Bills	1.14%	03/15/2018	45,000	44,980,120
U.S. Treasury Bills	1.39%	03/15/2018	100,000	99,946,139
U.S. Treasury Bills	1.19%	03/22/2018	100,000	99,931,166
U.S. Treasury Bills	1.36%	03/22/2018	60,000	59,952,400
U.S. Treasury Bills	1.52%	03/29/2018	150,000	149,825,583
U.S. Treasury Bills	1.43%	04/05/2018	46,000	45,936,271
U.S. Treasury Bills	1.46%	04/05/2018	54,000	53,923,814
U.S. Treasury Bills	1.23%	04/12/2018	100,000	99,857,667
U.S. Treasury Bills	1.64%	05/24/2018	60,000	59,771,100
U.S. Treasury Bills	1.54%	06/28/2018	25,000	24,873,562
U.S. Treasury Bills	1.61%	07/19/2018	50,000	49,688,889
U.S. Treasury Bills	1.64%	08/02/2018	50,000	49,652,217
U.S. Treasury Bills	1.86%	08/30/2018	50,000	49,539,312
				887,878,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–3.09%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	$50,000	$49,998,902
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.70%	10/31/2019	110,000	110,023,563
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	15,000	14,999,713
				175,022,178
Total U.S. Treasury Securities (Cost $1,062,900,418)				1,062,900,418
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–54.54% (Cost $3,082,753,148)				3,082,753,148

			Repurchase Amount
Repurchase Agreements–49.02%(d)
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	45,059,063	45,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2018, maturing value of $250,009,375 (collateralized by U.S. Treasury obligations valued at $255,000,049; 1.50%-1.88%; 10/31/2019-07/31/2022)	1.35%	03/01/2018	250,009,375	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	75,019,833	75,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	150,039,958	150,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $250,009,514 (collateralized by U.S. Treasury obligations valued at $255,000,008; 1.50%-2.50%; 08/31/2018-08/15/2023)	1.37%	03/01/2018	250,009,514	250,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	40,001,533	40,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	100,026,444	100,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, aggregate maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	60,228,667	60,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	50,128,625	50,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	50,057,556	50,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)(e)	1.42%	03/05/2018	100,358,944	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	150,044,230	150,003,688
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	211,713,868	211,656,250
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	280,000,000	280,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	$180,219,200	$180,000,000
Societe Generale, joint open agreement dated 04/27/2017, (collateralized by U.S. Government sponsored agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	300,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	478,816,827	478,798,340
Total Repurchase Agreements (Cost $2,770,458,278)				2,770,458,278
TOTAL INVESTMENTS IN SECURITIES(g)–103.56% (Cost $5,853,211,426)				5,853,211,426
OTHER ASSETS LESS LIABILITIES–(3.56)%				(201,095,421)
NET ASSETS–100.00%				$5,652,116,005

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	46.8%
8-30	14.5
31-60	11.9
61-90	2.4
91-180	4.4
181+	20.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.76%
Alabama–7.04%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$3,370	$3,370,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)(d)	1.10%	04/01/2028	2,500	2,500,000
				5,870,000

Arizona–2.40%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,705	1,705,000
				2,005,000

California–3.36%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	1,505	1,505,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	1,300	1,300,000
				2,805,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	65	65,000
				682,000

District of Columbia–2.16%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	1,800	1,800,000

Florida–5.50%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	10/01/2021	520	520,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	1,500	1,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	1,890	1,890,000
				4,590,000

Georgia–5.52%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.22%	01/01/2029	800	800,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.37%	12/01/2018	100	100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	400	400,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	300	300,000
				4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.42%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$1,000	$1,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.09%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	1.16%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.50%	10/01/2024	925	925,000
				4,515,000

Indiana–4.93%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	855	855,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	1,165	1,165,000
				4,110,000

Louisiana–2.47%
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	1.15%	12/01/2027	1,100	1,100,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	960	960,000
				2,060,000

Maryland–1.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	1.08%	04/01/2035	1,215	1,215,000

Massachusetts–2.20%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,135	1,135,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	700	701,189
				1,836,189

Michigan–1.95%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,630	1,630,000

Minnesota–2.60%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	1,315	1,315,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	852	852,000
				2,167,000

Mississippi–3.62%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	1,270	1,270,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	1,750	1,750,000
				3,020,000

Missouri–2.17%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	520	520,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$790	$790,000
				1,810,000

Nebraska–0.37%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	1.80%	10/01/2042	305	305,000

Nevada–1.56%
Truckee Meadows Water Authority; Series 2006 BSeries 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	1,300	1,299,997

New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	1.63%	11/01/2020	750	750,000

New York–6.69%
Metropolitan Transportation Authority; Subseries 2008 D-2, VRD RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)	1.11%	11/01/2035	2,200	2,200,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.65%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.75%	11/01/2049	220	220,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.65%	11/01/2049	1,060	1,060,000
				5,580,000

North Carolina–1.38%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.99%	12/01/2021	200	200,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	1.15%	08/01/2020	950	950,000
				1,150,000

Ohio–0.23%
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	1.11%	08/02/2038	190	190,000

Oregon–4.34%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	1.11%	07/01/2027	1,015	1,015,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	1,855	1,855,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC–Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.18%	07/01/2026	750	750,000
				3,620,000

Pennsylvania–4.40%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	1,578	1,578,000
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	1.50%	11/01/2030	260	260,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	06/01/2037	455	455,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	665	665,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.19%	12/01/2025	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.21%	08/01/2026	$200	$200,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	310	310,000
				3,668,000

Texas–18.03%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	3,680	3,680,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.10%	05/15/2034	1,700	1,700,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	3,145	3,145,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(e)	1.14%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,355	2,355,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,800	1,824,330
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	1,435	1,435,000
				15,029,330

Utah–2.94%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	2,450	2,450,000

Virginia–1.08%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	900	900,000

West Virginia–1.68%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	1,400	1,400,000

Wisconsin–2.54%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	1.35%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	510	510,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	500	510,411
				2,120,411
TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.76% (Cost $83,182,517)				83,177,927
OTHER ASSETS LESS LIABILITIES–0.24%				200,475
NET ASSETS–100.00%				$83,378,402

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 6.5%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $4,400,000, which represented 5.28% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	94.8%
8-30	—
31-60	—
61-90	2.4
91-180	—
181+	2.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$575,050,652	$3,082,753,148	$83,177,927
Repurchase agreements, at value	204,773,975	2,770,458,278	—
Cash	—	1,211,858	20,560
Receivable for:
Investments sold	—	—	105,000
Fund shares sold	3,628,458	5,559	1,768
Interest	519,192	2,285,249	124,690
Fund expenses absorbed	—	28,651	—
Investment for trustee deferred compensation and retirement plans	—	827	—
Other assets	—	6,192	—
Total assets	783,972,277	5,856,749,762	83,429,945

Liabilities:
Payable for:
Investments purchased	—	199,364,895	—
Fund shares reacquired	49,878	1,590	—
Dividends	815,681	5,258,419	48,966
Accrued fees to affiliates	894	8,026	—
Accrued operating expenses	509	—	2,577
Trustee deferred compensation and retirement plans	—	827	—
Total liabilities	866,962	204,633,757	51,543
Net assets applicable to shares outstanding	$783,105,315	$5,652,116,005	$83,378,402

Net assets consist of:
Shares of beneficial interest	$782,690,328	$5,652,124,262	$83,413,776
Undistributed net investment income	292,338	139,793	156
Undistributed net realized gain (loss)	122,649	(148,050)	(30,940)
Net unrealized appreciation (depreciation)	—	—	(4,590)
	$783,105,315	$5,652,116,005	$83,378,402

Net Assets:
Investor Class	$32,241,652	$32,979,408	$11,417,541
Institutional Class	$750,823,357	$5,619,136,597	$71,960,861
Private Investment Class	$10,096	$—	$—
Personal Investment Class	$10,064	$—	$—
Reserve Class	$10,030	$—	$—
Resource Class	$10,116	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529	32,979,622	11,418,521
Institutional Class	750,426,049	5,619,173,041	71,967,046
Private Investment Class	10,090	—	—
Personal Investment Class	10,059	—	—
Reserve Class	10,025	—	—
Resource Class	10,111	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999
Cost of Investments	$779,824,627	$5,853,211,426	$83,182,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$5,336,952	$36,105,486	$424,928

Expenses:
Advisory fees	902,848	7,359,216	98,478
Distribution fees:
Private Investment Class	15	—	—
Personal Investment Class	27	—	—
Reserve Class	43	—	—
Resource Class	8	—	—
Total expenses	902,941	7,359,216	98,478
Less: Fees waived	(252,798)	(2,060,577)	(19,696)
Net expenses	650,143	5,298,639	78,782
Net investment income	4,686,809	30,806,847	346,146

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	271	25,369	(2,195)
Change in net unrealized appreciation (depreciation ) of investment securities	—	—	(5,136)
Net increase in net assets resulting from operations	$4,687,080	$30,832,216	$338,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786	$30,806,847	$32,001,464	$346,146	$409,229
Net realized gain (loss)	271	122,378	25,369	(173,419)	(2,195)	—
Change in net unrealized appreciation (depreciation)	—	—	—	—	(5,136)	546
Net increase in net assets resulting from operations	4,687,080	6,900,164	30,832,216	31,828,045	338,815	409,775

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)	(180,568)	(211,884)	(47,123)	(65,444)
Institutional Class	(4,501,078)	(6,531,709)	(30,632,818)	(31,783,162)	(299,033)	(359,506)
Private Investment Class	(50)	(49)	—	—		—
Personal Investment Class	(38)	(29)	—	—		—
Reserve Class	(21)	(8)	—	—		—
Resource Class	(58)	(64)	—	—		—
Total distributions from net investment income	(4,686,809)	(6,777,786)	(30,813,386)	(31,995,046)	(346,156)	(424,950)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)	(5,829,524)	8,722,648	603,193	3,038,347
Institutional Class	67,086,328	(5,658,815,850)	(111,857,041)	3,179,390,640	14,670,476	(72,507,974)
Private Investment Class	48	10,042	—	—	—	—
Personal Investment Class	36	10,023	—	—	—	—
Reserve Class	20	10,005	—	—	—	—
Resource Class	56	10,055	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)	(117,686,565)	3,188,113,288	15,273,669	(69,469,627)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)	(117,667,735)	3,187,946,287	15,266,328	(69,484,802)

Net assets:
Beginning of period	713,828,854	6,381,907,559	5,769,783,740	2,581,837,453	68,112,074	137,596,876
End of period *	$783,105,315	$713,828,854	$5,652,116,005	$5,769,783,740	$83,378,402	$68,112,074
* Includes accumulated undistributed net investment income	$292,338	$292,338	$139,793	$146,332	$156	$166

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Invesco Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of Invesco Premier Portfolio and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$252,798
Invesco Premier U.S. Government Money Portfolio	2,060,577
Invesco Premier Tax-Exempt Portfolio	19,696

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Invesco Premier Portfolio	$131,446,256	$84,318,973	$—
Invesco Premier U.S. Government Money Portfolio	9,887,820	—	—
Invesco Premier Tax-Exempt Portfolio	42,114,990	32,723,369	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Invesco Premier Portfolio	$—	$—	$—
Invesco Premier U.S. Government Money Portfolio	—	173,419	173,419
Invesco Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	7,443,299	$7,443,299	32,690,999	$32,690,999
Institutional Class	20,025,384,576	20,025,384,576	33,452,116,722	33,452,116,722

Issued as reinvestment of dividends:
Investor Class	177,510	177,510	209,942	209,942
Institutional Class	10,458,288	10,458,288	8,390,271	8,390,271

Reacquired:
Investor Class	(13,450,333)	(13,450,333)	(24,178,293)	(24,178,293)
Institutional Class	(20,147,699,905)	(20,147,699,905)	(30,281,116,353)	(30,281,116,353)
Net increase (decrease) in share activity	(117,686,565)	$(117,686,565)	3,188,113,288	$3,188,113,288

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,619,361	$2,619,120	17,282,087	$17,284,404
Institutional Class	65,138,689	65,135,759	120,080,047	120,092,099

Issued as reinvestment of dividends:
Investor Class	46,789	46,785	65,106	65,106
Institutional Class	266,558	266,539	319,276	319,276

Reacquired:
Investor Class	(2,062,866)	(2,062,712)	(14,311,163)	(14,311,163)
Institutional Class	(50,734,411)	(50,731,822)	(192,919,349)	(192,919,349)
Net increase (decrease) in share activity	15,274,120	$15,273,669	(69,483,996)	$(69,469,627)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.63%	$32,242	0.18	%(c)	0.25	%(c)	1.30	%(c)
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.52	32,979	0.18	(c)	0.25	(c)	1.05	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/18	1.0000	0.0044	(0.0002)	0.0042	(0.0043)	0.9999	0.43	11,418	0.20	(c)	0.25	(c)	0.88	(c)
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $28,975, $34,894 and $10,801 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period [2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,006.30	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,005.20	0.89	1,023.90	0.90	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,004.30	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1	04182018 1544

Semiannual Report to Shareholders	February 28, 2018
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

Effective December 15, 2017, Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio were renamed Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier[1]	17 - 44 days	18 days	55 days	$750.8 million
Invesco Premier U.S. Government Money[2]	17 - 29 days	18 days	97 days	5.6 billion
Invesco Premier Tax-Exempt[3]	13 - 29 days	14 days	14 days	72.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1   Source: US Federal Reserve

3                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi–CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi–CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b)(c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%-1.75%; 07/26/2019-12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%-8.88%; 05/14/2018-12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–35.74%
Federal Farm Credit Bank (FFCB)–3.17%
Unsec. Bonds (3 mo. USD LIBOR - 0.03%)(a)	1.46%	03/02/2018	$18,865	$18,865,045
Unsec. Bonds (1 mo. USD LIBOR + 0.12%)(a)	1.71%	03/21/2018	5,000	5,000,126
Unsec. Bonds (1 mo. USD LIBOR + 0.03%)(a)	1.63%	03/22/2018	9,565	9,564,713
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.62%	04/09/2018	6,200	6,199,662
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(a)	1.64%	04/16/2018	6,765	6,765,217
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(a)	1.67%	10/03/2018	3,000	3,004,027
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	04/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	06/05/2019	15,000	14,999,057
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.52%	09/25/2019	50,000	49,996,020
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(a)	1.52%	12/04/2019	15,000	14,999,310
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.53%	08/28/2019	25,000	24,996,274
				179,389,451

Federal Home Loan Bank (FHLB)–29.54%
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	55,000	55,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.39%	03/19/2018	25,000	25,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.43%	03/19/2018	20,000	20,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%)(a)	1.45%	04/12/2018	40,000	40,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.48%	04/20/2018	7,000	6,999,925
Unsec. Bonds (3 mo. USD LIBOR - 0.27%)(a)	1.47%	04/23/2018	40,000	39,999,704
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.44%	07/03/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.52%	07/23/2018	56,000	56,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	10/10/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(a)	1.45%	10/12/2018	83,000	83,000,099
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.49%	10/26/2018	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%)(a)	1.45%	11/09/2018	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.53%	01/25/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(a)	1.52%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	40,000	40,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.57%	02/28/2019	30,000	30,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/06/2019	55,000	55,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.51%	03/20/2019	45,000	45,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(a)	1.49%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(a)	1.49%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/06/2019	10,000	10,000,000
Unsec. Disc. Notes(b)	1.38%	03/28/2018	50,000	49,948,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(b)	1.37%	04/02/2018	$87,000	$86,894,053
Unsec. Global Bonds (3 mo. USD LIBOR)(a)	1.52%	03/08/2018	4,000	4,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.18%)(a)	1.50%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.48%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.22%)(a)	1.49%	04/11/2018	250,000	250,002,445
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%)(a)	1.48%	05/14/2018	80,000	79,993,460
Unsec. Global Bonds (1 mo. USD LIBOR - 0.05%)(a)	1.53%	07/12/2018	20,000	20,002,629
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%)(a)	1.47%	12/21/2018	10,000	10,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(a)	1.50%	03/01/2019	56,000	56,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%)(a)	1.50%	06/14/2019	50,000	50,000,000
				1,669,840,753

Federal Home Loan Mortgage Corp. (FHLMC)–1.21%
Unsec. Global Notes (3 mo. USD LIBOR + 0.02%)(a)	1.54%	03/08/2018	26,800	26,801,852
Unsec. Global Notes (3 mo. USD LIBOR - 0.25%)(a)	1.49%	07/24/2018	9,800	9,800,000
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(a)	1.48%	08/08/2019	15,000	15,000,000
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	1.66%	10/15/2045	16,749	16,749,206
				68,351,058

Federal National Mortgage Association (FNMA)–0.06%
Unsec. Notes (3 mo. USD LIBOR - 0.05%)(a)	1.59%	03/21/2018	3,075	3,075,468

Overseas Private Investment Corp. (OPIC)–1.76%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	1.71%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	12/15/2019	6,624	6,624,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.71%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.62%	09/15/2022	9,772	9,772,000
				99,196,000
Total U.S. Government Sponsored Agency Securities (Cost $2,019,852,730)				2,019,852,730

U.S. Treasury Securities–18.80%
U.S. Treasury Bills–15.71%(b)
U.S. Treasury Bills	1.14%	03/15/2018	45,000	44,980,120
U.S. Treasury Bills	1.39%	03/15/2018	100,000	99,946,139
U.S. Treasury Bills	1.19%	03/22/2018	100,000	99,931,166
U.S. Treasury Bills	1.36%	03/22/2018	60,000	59,952,400
U.S. Treasury Bills	1.52%	03/29/2018	150,000	149,825,583
U.S. Treasury Bills	1.43%	04/05/2018	46,000	45,936,271
U.S. Treasury Bills	1.46%	04/05/2018	54,000	53,923,814
U.S. Treasury Bills	1.23%	04/12/2018	100,000	99,857,667
U.S. Treasury Bills	1.64%	05/24/2018	60,000	59,771,100
U.S. Treasury Bills	1.54%	06/28/2018	25,000	24,873,562
U.S. Treasury Bills	1.61%	07/19/2018	50,000	49,688,889
U.S. Treasury Bills	1.64%	08/02/2018	50,000	49,652,217
U.S. Treasury Bills	1.86%	08/30/2018	50,000	49,539,312
				887,878,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–3.09%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	1.71%	07/31/2019	$50,000	$49,998,902
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.70%	10/31/2019	110,000	110,023,563
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.65%	01/31/2020	15,000	14,999,713
				175,022,178
Total U.S. Treasury Securities (Cost $1,062,900,418)				1,062,900,418
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–54.54% (Cost $3,082,753,148)				3,082,753,148

			Repurchase Amount
Repurchase Agreements–49.02%(d)
Bank of Montreal, joint term agreement dated 02/08/2018, aggregate maturing value of $500,656,250 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-3.75%; 03/15/2018-11/15/2047)(e)	1.35%	03/15/2018	45,059,063	45,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2018, maturing value of $250,009,375 (collateralized by U.S. Treasury obligations valued at $255,000,049; 1.50%-1.88%; 10/31/2019-07/31/2022)	1.35%	03/01/2018	250,009,375	250,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2018, aggregate maturing value of $250,066,111 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $255,000,007; 1.50%-3.50%; 05/31/2020-08/01/2047)(e)	1.36%	03/01/2018	75,019,833	75,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2018, aggregate maturing value of $500,133,194 (collateralized by U.S. government sponsored agency obligations valued at $510,000,000; 3.00%-5.00%; 04/01/2027-03/01/2048)(e)	1.37%	03/02/2018	150,039,958	150,000,000
DNB Bank ASA, agreement dated 02/28/2018, maturing value of $250,009,514 (collateralized by U.S. Treasury obligations valued at $255,000,008; 1.50%-2.50%; 08/31/2018-08/15/2023)	1.37%	03/01/2018	250,009,514	250,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2018, aggregate maturing value of $100,003,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.50%-4.50%; 09/01/2018-02/01/2048)	1.38%	03/01/2018	40,001,533	40,000,000
ING Financial Markets, LLC, joint term agreement dated 02/23/2018, aggregate maturing value of $250,066,111 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00%-5.50%; 02/01/2021-01/01/2048)(e)	1.36%	03/02/2018	100,026,444	100,000,000
ING Financial Markets, LLC, joint term agreement dated 12/14/2017, aggregate maturing value of $376,429,167 (collateralized by U.S. government sponsored agency obligations valued at $382,500,001; 2.00%-5.50%; 04/01/2020-02/01/2048)	1.40%	03/22/2018	60,228,667	60,000,000
Lloyds Bank PLC, joint term agreement dated 01/17/2018, aggregate maturing value of $501,286,250 (collateralized by U.S. Treasury obligations valued at $506,502,144; 1.00%-7.63%; 11/30/2019-02/15/2026)	1.47%	03/22/2018	50,128,625	50,000,000
Lloyds Bank PLC, joint term agreement dated 02/23/2018, aggregate maturing value of $500,575,556 (collateralized by U.S. Treasury obligations valued at $509,956,295; 0.88%-7.50%; 07/15/2018-11/15/2024)	1.48%	03/26/2018	50,057,556	50,000,000
Lloyds Bank PLC, joint term agreement dated 12/04/2017, aggregate maturing value of $501,794,722 (collateralized by U.S. Treasury obligations valued at $513,607,959; 1.38%-6.13%; 06/30/2020-11/15/2027)(e)	1.42%	03/05/2018	100,358,944	100,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2018, aggregate maturing value of $1,200,334,267 (collateralized by U.S. Treasury obligations valued at $1,233,979,365; 0%-4.50%; 03/29/2018-02/15/2043)(e)	1.39%	03/07/2018	150,044,230	150,003,688
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 02/28/2018, aggregate maturing value of $2,308,440,738 (collateralized by U.S. Treasury obligations valued at $2,358,620,162; 1.63%-2.25%; 08/31/2022-02/15/2027)(e)	1.40%	03/07/2018	211,713,868	211,656,250
RBC Capital Markets LLC, joint term agreement dated 02/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by U.S. government sponsored agency obligations valued at $1,020,000,000; 0%-7.50%; 03/25/2018-11/25/2057)(a)(e)	1.42%	04/30/2018	280,000,000	280,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Royal Bank of Canada, joint term agreement dated 02/08/2018, aggregate maturing value of $1,101,339,556 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,122,000,000; 1.88%-7.00%; 01/31/2022-11/15/2057)(e)	1.37%	03/12/2018	$180,219,200	$180,000,000
Societe Generale, joint open agreement dated 04/27/2017, (collateralized by U.S. Government sponsored agency obligations and U.S. Treasury obligations valued at $1,530,000,152; 0%-7.63%; 03/29/2018-11/20/2064)(f)	1.34%	—	—	300,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	478,816,827	478,798,340
Total Repurchase Agreements (Cost $2,770,458,278)				2,770,458,278
TOTAL INVESTMENTS IN SECURITIES(g)–103.56% (Cost $5,853,211,426)				5,853,211,426
OTHER ASSETS LESS LIABILITIES–(3.56)%				(201,095,421)
NET ASSETS–100.00%				$5,652,116,005

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	46.8%
8-30	14.5
31-60	11.9
61-90	2.4
91-180	4.4
181+	20.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.76%
Alabama–7.04%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.09%	07/01/2040	$3,370	$3,370,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)(d)	1.10%	04/01/2028	2,500	2,500,000
				5,870,000

Arizona–2.40%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.09%	06/15/2031	1,705	1,705,000
				2,005,000

California–3.36%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.97%	05/01/2034	1,505	1,505,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	1.03%	08/01/2042	1,300	1,300,000
				2,805,000

Colorado–0.82%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	07/01/2034	65	65,000
				682,000

District of Columbia–2.16%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.09%	10/01/2039	1,800	1,800,000

Florida–5.50%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	10/01/2021	520	520,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)	1.09%	10/01/2050	1,500	1,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.15%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.12%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.13%	11/01/2038	1,890	1,890,000
				4,590,000

Georgia–5.52%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.22%	01/01/2029	800	800,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.37%	12/01/2018	100	100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.07%	01/01/2030	400	400,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.12%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	09/01/2020	300	300,000
				4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.42%
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.17%	08/01/2030	$1,000	$1,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.05%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.09%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	1.16%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.50%	10/01/2024	925	925,000
				4,515,000

Indiana–4.93%
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.22%	08/01/2037	855	855,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.23%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	1.04%	07/01/2035	1,165	1,165,000
				4,110,000

Louisiana–2.47%
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	1.15%	12/01/2027	1,100	1,100,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.07%	07/01/2047	960	960,000
				2,060,000

Maryland–1.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	1.08%	04/01/2035	1,215	1,215,000

Massachusetts–2.20%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.10%	10/01/2038	1,135	1,135,000
Massachusetts (State of); Series 2017 B, Limited Tax GO RAN	2.00%	05/21/2018	700	701,189
				1,836,189

Michigan–1.95%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.10%	03/01/2031	1,630	1,630,000

Minnesota–2.60%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.18%	11/15/2031	1,315	1,315,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.07%	10/01/2033	852	852,000
				2,167,000

Mississippi–3.62%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	1,270	1,270,000
Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.09%	12/01/2030	1,750	1,750,000
				3,020,000

Missouri–2.17%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.09%	11/01/2037	520	520,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.10%	08/01/2038	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.14%	02/01/2031	$790	$790,000
				1,810,000

Nebraska–0.37%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	1.80%	10/01/2042	305	305,000

Nevada–1.56%
Truckee Meadows Water Authority; Series 2006 BSeries 2006 B, Commercial Paper Notes (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)	1.25%	05/15/2018	1,300	1,299,997

New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	1.63%	11/01/2020	750	750,000

New York–6.69%
Metropolitan Transportation Authority; Subseries 2008 D-2, VRD RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)	1.11%	11/01/2035	2,200	2,200,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.07%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.65%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.75%	11/01/2049	220	220,000
Series 2016 B-1, VRD RB (LOC–Bank of China Ltd.)(a)(b)	1.65%	11/01/2049	1,060	1,060,000
				5,580,000

North Carolina–1.38%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.99%	12/01/2021	200	200,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	1.15%	08/01/2020	950	950,000
				1,150,000

Ohio–0.23%
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	1.11%	08/02/2038	190	190,000

Oregon–4.34%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	1.11%	07/01/2027	1,015	1,015,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.12%	08/01/2034	1,855	1,855,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC–Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.18%	07/01/2026	750	750,000
				3,620,000

Pennsylvania–4.40%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	1.11%	11/01/2039	1,578	1,578,000
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	1.50%	11/01/2030	260	260,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.09%	06/01/2037	455	455,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.10%	09/01/2028	665	665,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.19%	12/01/2025	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.21%	08/01/2026	$200	$200,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.09%	11/01/2029	310	310,000
				3,668,000

Texas–18.03%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.11%	08/01/2035	3,680	3,680,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.10%	05/15/2034	1,700	1,700,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.09%	01/01/2049	3,145	3,145,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(e)	1.14%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.09%	05/01/2042	2,355	2,355,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,800	1,824,330
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.98%	08/01/2025	1,435	1,435,000
				15,029,330

Utah–2.94%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.13%	11/01/2024	2,450	2,450,000

Virginia–1.08%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.10%	08/01/2037	900	900,000

West Virginia–1.68%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.12%	01/01/2034	1,400	1,400,000

Wisconsin–2.54%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	1.35%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.11%	10/01/2042	510	510,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	500	510,411
				2,120,411
TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.76% (Cost $83,182,517)				83,177,927
OTHER ASSETS LESS LIABILITIES–0.24%				200,475
NET ASSETS–100.00%				$83,378,402

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 6.5%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $4,400,000, which represented 5.28% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	94.8%
8-30	—
31-60	—
61-90	2.4
91-180	—
181+	2.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$575,050,652	$3,082,753,148	$83,177,927
Repurchase agreements, at value	204,773,975	2,770,458,278	—
Cash	—	1,211,858	20,560
Receivable for:
Investments sold	—	—	105,000
Fund shares sold	3,628,458	5,559	1,768
Interest	519,192	2,285,249	124,690
Fund expenses absorbed	—	28,651	—
Investment for trustee deferred compensation and retirement plans	—	827	—
Other assets	—	6,192	—
Total assets	783,972,277	5,856,749,762	83,429,945

Liabilities:
Payable for:
Investments purchased	—	199,364,895	—
Fund shares reacquired	49,878	1,590	—
Dividends	815,681	5,258,419	48,966
Accrued fees to affiliates	894	8,026	—
Accrued operating expenses	509	—	2,577
Trustee deferred compensation and retirement plans	—	827	—
Total liabilities	866,962	204,633,757	51,543
Net assets applicable to shares outstanding	$783,105,315	$5,652,116,005	$83,378,402

Net assets consist of:
Shares of beneficial interest	$782,690,328	$5,652,124,262	$83,413,776
Undistributed net investment income	292,338	139,793	156
Undistributed net realized gain (loss)	122,649	(148,050)	(30,940)
Net unrealized appreciation (depreciation)	—	—	(4,590)
	$783,105,315	$5,652,116,005	$83,378,402

Net Assets:
Investor Class	$32,241,652	$32,979,408	$11,417,541
Institutional Class	$750,823,357	$5,619,136,597	$71,960,861
Private Investment Class	$10,096	$—	$—
Personal Investment Class	$10,064	$—	$—
Reserve Class	$10,030	$—	$—
Resource Class	$10,116	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529	32,979,622	11,418,521
Institutional Class	750,426,049	5,619,173,041	71,967,046
Private Investment Class	10,090	—	—
Personal Investment Class	10,059	—	—
Reserve Class	10,025	—	—
Resource Class	10,111	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999
Cost of Investments	$779,824,627	$5,853,211,426	$83,182,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$5,336,952	$36,105,486	$424,928

Expenses:
Advisory fees	902,848	7,359,216	98,478
Distribution fees:
Private Investment Class	15	—	—
Personal Investment Class	27	—	—
Reserve Class	43	—	—
Resource Class	8	—	—
Total expenses	902,941	7,359,216	98,478
Less: Fees waived	(252,798)	(2,060,577)	(19,696)
Net expenses	650,143	5,298,639	78,782
Net investment income	4,686,809	30,806,847	346,146

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	271	25,369	(2,195)
Change in net unrealized appreciation (depreciation ) of investment securities	—	—	(5,136)
Net increase in net assets resulting from operations	$4,687,080	$30,832,216	$338,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786	$30,806,847	$32,001,464	$346,146	$409,229
Net realized gain (loss)	271	122,378	25,369	(173,419)	(2,195)	—
Change in net unrealized appreciation (depreciation)	—	—	—	—	(5,136)	546
Net increase in net assets resulting from operations	4,687,080	6,900,164	30,832,216	31,828,045	338,815	409,775

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)	(180,568)	(211,884)	(47,123)	(65,444)
Institutional Class	(4,501,078)	(6,531,709)	(30,632,818)	(31,783,162)	(299,033)	(359,506)
Private Investment Class	(50)	(49)	—	—		—
Personal Investment Class	(38)	(29)	—	—		—
Reserve Class	(21)	(8)	—	—		—
Resource Class	(58)	(64)	—	—		—
Total distributions from net investment income	(4,686,809)	(6,777,786)	(30,813,386)	(31,995,046)	(346,156)	(424,950)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)	(5,829,524)	8,722,648	603,193	3,038,347
Institutional Class	67,086,328	(5,658,815,850)	(111,857,041)	3,179,390,640	14,670,476	(72,507,974)
Private Investment Class	48	10,042	—	—	—	—
Personal Investment Class	36	10,023	—	—	—	—
Reserve Class	20	10,005	—	—	—	—
Resource Class	56	10,055	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)	(117,686,565)	3,188,113,288	15,273,669	(69,469,627)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)	(117,667,735)	3,187,946,287	15,266,328	(69,484,802)

Net assets:
Beginning of period	713,828,854	6,381,907,559	5,769,783,740	2,581,837,453	68,112,074	137,596,876
End of period *	$783,105,315	$713,828,854	$5,652,116,005	$5,769,783,740	$83,378,402	$68,112,074
* Includes accumulated undistributed net investment income	$292,338	$292,338	$139,793	$146,332	$156	$166

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Invesco Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of Invesco Premier Portfolio and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six months ended February 28, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$252,798
Invesco Premier U.S. Government Money Portfolio	2,060,577
Invesco Premier Tax-Exempt Portfolio	19,696

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Invesco Premier Portfolio	$131,446,256	$84,318,973	$—
Invesco Premier U.S. Government Money Portfolio	9,887,820	—	—
Invesco Premier Tax-Exempt Portfolio	42,114,990	32,723,369	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2017, which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Invesco Premier Portfolio	$—	$—	$—
Invesco Premier U.S. Government Money Portfolio	—	173,419	173,419
Invesco Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	7,443,299	$7,443,299	32,690,999	$32,690,999
Institutional Class	20,025,384,576	20,025,384,576	33,452,116,722	33,452,116,722

Issued as reinvestment of dividends:
Investor Class	177,510	177,510	209,942	209,942
Institutional Class	10,458,288	10,458,288	8,390,271	8,390,271

Reacquired:
Investor Class	(13,450,333)	(13,450,333)	(24,178,293)	(24,178,293)
Institutional Class	(20,147,699,905)	(20,147,699,905)	(30,281,116,353)	(30,281,116,353)
Net increase (decrease) in share activity	(117,686,565)	$(117,686,565)	3,188,113,288	$3,188,113,288

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017(b)
	Shares	Amount	Shares	Amount
Sold:
Investor Class	2,619,361	$2,619,120	17,282,087	$17,284,404
Institutional Class	65,138,689	65,135,759	120,080,047	120,092,099

Issued as reinvestment of dividends:
Investor Class	46,789	46,785	65,106	65,106
Institutional Class	266,558	266,539	319,276	319,276

Reacquired:
Investor Class	(2,062,866)	(2,062,712)	(14,311,163)	(14,311,163)
Institutional Class	(50,734,411)	(50,731,822)	(192,919,349)	(192,919,349)
Net increase (decrease) in share activity	15,274,120	$15,273,669	(69,483,996)	$(69,469,627)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Invesco Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.64%	$750,823	0.18	%(c)	0.25	%(c)	1.30	%(c)
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.52	5,619,137	0.18	(c)	0.25	(c)	1.05	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/18	1.0000	0.0044	(0.0002)	0.0042	(0.0043)	0.9999	0.43	71,961	0.20	(c)	0.25	(c)	0.88	(c)
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $699,250, $5,901,260 and $68,637 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,006.40	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,005.20	0.89	1,023.90	0.90	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,004.30	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for
Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2	04182018 1545

Semiannual Report to Shareholders	February 28, 2018

Resource Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio Effective December 15, 2017, Premier Portfolio was renamed Invesco Premier Portfolio.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier	17 - 44 days	18 days	55 days	$10.1 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected.

Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi-CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b) (c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC;
Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%–1.75%; 07/26/2019–12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%–8.88%; 05/14/2018–12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$575,050,652
Repurchase agreements, at value	204,773,975
Receivable for:
Fund shares sold	3,628,458
Interest	519,192
Total assets	783,972,277

Liabilities:
Payable for:
Fund shares reacquired	49,878
Dividends	815,681
Accrued fees to affiliates	894
Accrued operating expenses	509
Total liabilities	866,962
Net assets applicable to shares outstanding	$783,105,315

Net assets consist of:
Shares of beneficial interest	$782,690,328
Undistributed net investment income	292,338
Undistributed net realized gain	122,649
$783,105,315

Net Assets:
Investor Class	$32,241,652
Institutional Class	$750,823,357
Private Investment Class	$10,096
Personal Investment Class	$10,064
Reserve Class	$10,030
Resource Class	$10,116

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529
Institutional Class	750,426,049
Private Investment Class	10,090
Personal Investment Class	10,059
Reserve Class	10,025
Resource Class	10,111
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$779,824,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$5,336,952

Expenses:
Advisory fees	902,848
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	902,941
Less: Fees waived	(252,798)
Net expenses	650,143
Net investment income	4,686,809
Net realized gain from Investment securities	271
Net increase in net assets resulting from operations	$4,687,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786
Net realized gain	271	122,378
Net increase in net assets resulting from operations	4,687,080	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)
Institutional Class	(4,501,078)	(6,531,709)
Private Investment Class	(50)	(49)
Personal Investment Class	(38)	(29)
Reserve Class	(21)	(8)
Resource Class	(58)	(64)
Total distributions from net investment income	(4,686,809)	(6,777,786)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)
Institutional Class	67,086,328	(5,658,815,850)
Private Investment Class	48	10,042
Personal Investment Class	36	10,023
Reserve Class	20	10,005
Resource Class	56	10,055
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)

Net assets:
Beginning of period	713,828,854	6,381,907,559
End of period*	$783,105,315	$713,828,854
* Includes accumulated undistributed net investment income	$292,338	$292,338

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. The class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $252,798.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, the Fund engaged in securities purchases of $131,446,256 and securities sales of $84,318,973, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.58%	$10	0.34	%(c)	0.41	%(c)	1.14	%(c)
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34		0.41		0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,005.80	$1.69	$1,023.11	$1.71	0.34%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4	04162018	1146

Semiannual Report to Shareholders	February 28, 2018

Private Investment Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Effective December 15, 2017, Premier Portfolio was renamed

Invesco Premier Portfolio.

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/18

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier	17 - 44 days	18 days	55 days	$10.1 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

3                          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi-CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b) (c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC;
Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%–1.75%; 07/26/2019–12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%–8.88%; 05/14/2018–12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$575,050,652
Repurchase agreements, at value	204,773,975
Receivable for:
Fund shares sold	3,628,458
Interest	519,192
Total assets	783,972,277

Liabilities:
Payable for:
Fund shares reacquired	49,878
Dividends	815,681
Accrued fees to affiliates	894
Accrued operating expenses	509
Total liabilities	866,962
Net assets applicable to shares outstanding	$783,105,315

Net assets consist of:
Shares of beneficial interest	$782,690,328
Undistributed net investment income	292,338
Undistributed net realized gain	122,649
$783,105,315

Net Assets:
Investor Class	$32,241,652
Institutional Class	$750,823,357
Private Investment Class	$10,096
Personal Investment Class	$10,064
Reserve Class	$10,030
Resource Class	$10,116

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529
Institutional Class	750,426,049
Private Investment Class	10,090
Personal Investment Class	10,059
Reserve Class	10,025
Resource Class	10,111
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$779,824,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$5,336,952

Expenses:
Advisory fees	902,848
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	902,941
Less: Fees waived	(252,798)
Net expenses	650,143
Net investment income	4,686,809
Net realized gain from Investment securities	271
Net increase in net assets resulting from operations	$4,687,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786
Net realized gain	271	122,378
Net increase in net assets resulting from operations	4,687,080	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)
Institutional Class	(4,501,078)	(6,531,709)
Private Investment Class	(50)	(49)
Personal Investment Class	(38)	(29)
Reserve Class	(21)	(8)
Resource Class	(58)	(64)
Total distributions from net investment income	(4,686,809)	(6,777,786)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)
Institutional Class	67,086,328	(5,658,815,850)
Private Investment Class	48	10,042
Personal Investment Class	36	10,023
Reserve Class	20	10,005
Resource Class	56	10,055
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)

Net assets:
Beginning of period	713,828,854	6,381,907,559
End of period*	$783,105,315	$713,828,854
* Includes accumulated undistributed net investment income	$292,338	$292,338

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. The class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $252,798.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, the Fund engaged in securities purchases of $131,446,256 and securities sales of $84,318,973, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.50%	$10	0.48	%(c)	0.55	%(c)	1.00	%(c)
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48		0.55		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,005.00	$2.39	$1,022.41	$2.41	0.48%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5 04162018 1146

Semiannual Report to Shareholders	February 28, 2018
Personal Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Effective December 15, 2017, Premier Portfolio was renamed Invesco Premier Portfolio.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier	17 - 44 days	18 days	55 days	$10.1 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential confiicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi-CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b) (c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC;
Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%–1.75%; 07/26/2019–12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%–8.88%; 05/14/2018–12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$575,050,652
Repurchase agreements, at value	204,773,975
Receivable for:
Fund shares sold	3,628,458
Interest	519,192
Total assets	783,972,277

Liabilities:
Payable for:
Fund shares reacquired	49,878
Dividends	815,681
Accrued fees to affiliates	894
Accrued operating expenses	509
Total liabilities	866,962
Net assets applicable to shares outstanding	$783,105,315

Net assets consist of:
Shares of beneficial interest	$782,690,328
Undistributed net investment income	292,338
Undistributed net realized gain	122,649
$783,105,315

Net Assets:
Investor Class	$32,241,652
Institutional Class	$750,823,357
Private Investment Class	$10,096
Personal Investment Class	$10,064
Reserve Class	$10,030
Resource Class	$10,116

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529
Institutional Class	750,426,049
Private Investment Class	10,090
Personal Investment Class	10,059
Reserve Class	10,025
Resource Class	10,111
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$779,824,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$5,336,952

Expenses:
Advisory fees	902,848
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	902,941
Less: Fees waived	(252,798)
Net expenses	650,143
Net investment income	4,686,809
Net realized gain from Investment securities	271
Net increase in net assets resulting from operations	$4,687,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786
Net realized gain	271	122,378
Net increase in net assets resulting from operations	4,687,080	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)
Institutional Class	(4,501,078)	(6,531,709)
Private Investment Class	(50)	(49)
Personal Investment Class	(38)	(29)
Reserve Class	(21)	(8)
Resource Class	(58)	(64)
Total distributions from net investment income	(4,686,809)	(6,777,786)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)
Institutional Class	67,086,328	(5,658,815,850)
Private Investment Class	48	10,042
Personal Investment Class	36	10,023
Reserve Class	20	10,005
Resource Class	56	10,055
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)

Net assets:
Beginning of period	713,828,854	6,381,907,559
End of period*	$783,105,315	$713,828,854
* Includes accumulated undistributed net investment income	$292,338	$292,338

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. The class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $252,798.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, the Fund engaged in securities purchases of $131,446,256 and securities sales of $84,318,973, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.37%	$10	0.73	%(c)	0.80	%(c)	0.75	%(c)
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68		0.80		0.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,003.70	$3.63	$1,021.17	$3.66	0.73%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6	04162018 1147

Semiannual Report to Shareholders	February 28, 2018
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Effective December 15, 2017, Premier Portfolio was renamed
Invesco Premier Portfolio.

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End
Invesco Premier	17 - 44 days	18 days	55 days	$10.0 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2018. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    The US Federal Reserve (the Fed) raised interest rates by 0.25% in December 2017, bringing the key fed funds target rate to a range of 1.25% to 1.50% as of February 28, 2018.[1] The December increase was the latest in a series of interest rate increases the Fed implemented in response to a moderately expanding US economy and relatively benign inflation levels. These increases benefited money market investors. At the close of the reporting period, additional Fed rate increases were widely expected later in 2018 – potentially faster than previously expected. Most major central banks around the world continued to maintain interest rates at, near or below zero in an effort to spur economic growth and inflation.

    In early February, Jerome Powell assumed the chairmanship of the Fed. Powell, a member of the Fed’s board of governors since 2012, is largely expected to stay the course with regard to monetary policy as he largely voted in line with former Fed Chair Janet Yellen during her years leading the Fed.

     Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our vision is grounded in our rigorous investment philosophy, high-quality products and tradition of excellent client service. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

     Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.44%(a)
Asset-Backed Securities — Fully Supported–3.57%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(c)	1.76%	04/03/2018	$20,000	$19,967,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.21%)(b)(c)(d)	1.80%	05/21/2018	8,000	8,000,000
				27,967,917

Asset-Backed Securities — Fully Supported Bank–15.31%
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.85%	06/04/2018	10,000	10,000,000
Anglesea Funding LLC (Multi-CEP’s) (1 mo. USD LIBOR + 0.27%)(b)(c)(d)	1.87%	06/19/2018	5,000	5,000,000
Cedar Springs Capital Co., LLC (CEP–UBS AG)(b)(c)	1.91%	05/10/2018	5,000	4,981,528
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (1 mo. USD LIBOR + 0.22%)(d)	1.80%	04/03/2018	10,000	10,000,000
Crown Point Capital Co., LLC (CEP–Credit Suisse AG) (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	1.82%	07/25/2018	10,000	10,000,000
Ebury Finance LLC (Multi-CEP’s)(b)(c)	1.45%	03/01/2018	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	1.54%	03/06/2018	15,000	14,996,792
LMA-Americas LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	1.41%	03/01/2018	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	1.70%	03/05/2018	20,000	19,996,222
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.83%	04/11/2018	5,000	4,989,579
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(c)	1.82%	05/09/2018	15,000	14,947,962
				119,912,083

Asset-Backed Securities — Multi-Purpose–2.55%
CRC Funding LLC(b)	1.81%	05/11/2018	10,000	9,964,500
Mont Blanc Capital Corp.(b) (c)	1.80%	04/11/2018	10,000	9,979,614
				19,944,114

Consumer Finance–1.92%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.78%	05/04/2018	5,000	5,000,000
Toyota Motor Finance B.V. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	04/24/2018	10,000	10,000,000
				15,000,000

Diversified Banks–11.09%
Bank of Nova Scotia (The)(b)(c)	1.81%	04/02/2018	15,000	14,976,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	1.91%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(c)	2.01%	05/21/2018	10,000	9,955,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.19%)(c)(d)	1.77%	07/05/2018	10,000	10,000,000
J.P. Morgan Securities LLC	1.88%	06/01/2018	12,000	11,942,653
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	01/02/2019	20,000	20,000,000
				86,873,653

Diversified Capital Markets–3.82%
UBS AG(b)(c)	1.55%	06/12/2018	10,000	9,956,225
UBS AG (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	1.81%	06/12/2018	10,000	10,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	1.91%	12/28/2018	10,000	10,000,000
				29,956,225

Regional Banks–1.27%
Banque et Caisse dEpargne de lEtat (Luxembourg)(c)	1.86%	06/01/2018	10,000	9,952,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.91%
Caisse des Depots et Consignations(b)(c)	1.90%	05/15/2018	$15,000	$14,940,938
Total Commercial Paper (Cost $324,547,652)				324,547,652

Certificates of Deposit–18.26%
Bank of America, N.A.	1.46%	04/16/2018	5,000	5,000,000
China Construction Bank Corp.(c)	1.77%	03/09/2018	15,000	15,000,000
China Construction Bank Corp.(c)	1.82%	03/26/2018	7,000	7,000,000
KBC Bank N.V. (Belgium)(c)	1.80%	04/19/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.22%)(c)(d)	1.79%	06/01/2018	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%)(c)(d)	1.85%	05/30/2018	10,000	10,000,000
Mizuho Bank Ltd.(c)	1.45%	03/06/2018	15,000	15,000,000
Mizuho Bank Ltd.(c)	1.40%	03/01/2018	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	1.64%	03/19/2018	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	1.41%	03/20/2018	15,000	15,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(d)	1.83%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $143,000,000)				143,000,000

Variable Rate Demand Notes–13.73%(e)
Credit Enhanced–13.73%
Derry (Township of), Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	1.50%	11/01/2030	12,295	12,295,000
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(f)	1.13%	11/01/2024	1,788	1,788,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	1.53%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC;
Series 2007 A-4C, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	21,200	21,200,000
Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	1.70%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	1.51%	05/01/2037	12,900	12,900,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	1.55%	03/01/2039	10,555	10,555,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	1.14%	02/01/2031	535	535,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	12,550	12,550,000
Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	1.75%	11/01/2049	17,000	17,000,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	1.13%	11/01/2038	905	905,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	1.07%	10/01/2033	2,885	2,885,000
Total Variable Rate Demand Notes (Cost $107,503,000)				107,503,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–73.43% (Cost $575,050,652)				575,050,652

			Repurchase Amount
Repurchase Agreements–26.15%(g)
Bank of Nova Scotia, agreement dated 02/28/2018, maturing value of $11,000,464 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,063; 1.25%–1.75%; 07/26/2019–12/31/2020)(c)	1.52%	03/01/2018	11,000,464	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2018, maturing value of $35,001,478 (collateralized by domestic and foreign corporate obligations valued at $37,167,028; 1.63%–8.88%; 05/14/2018–12/15/2032)(c)	1.52%	03/01/2018	35,001,478	35,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc. joint open agreement dated 12/21/2017, (collateralized by U.S. Treasury obligations, domestic and foreign agency mortgage-backed securities and a foreign corporate obligation valued at $100,980,182; 1.63%-8.50%; 11/30/2020-12/25/2035)(h)	2.48%	—	$—	$8,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $20,006,300 (collateralized by domestic agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $21,751,458; 0.24%-7.07%; 02/10/2022-09/25/2043)(c)(i)	1.62%	03/06/2018	5,001,575	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/27/2018, aggregate maturing value of $55,016,469 (collateralized by domestic commercial paper and domestic agency mortgage-backed securities valued at $57,756,717; 0.06%-2.14%; 03/08/2018-10/15/2039)(c)(i)	1.54%	03/06/2018	10,002,994	10,000,000
ING Financial Markets, LLC, agreement dated 02/28/2018, maturing value of $14,000,630 (collateralized by domestic and foreign corporate obligations valued at $15,400,452; 7.63%-8.13%; 11/01/2020-03/01/2097)(c)	1.62%	03/01/2018	14,000,630	14,000,000
J.P. Morgan Securities LLC, joint open agreement dated 12/05/2017, (collateralized by domestic agency mortgage-backed securities valued at $33,000,121; 0%-7.00%; 03/25/2035-10/15/2048)(h)	2.14%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/28/2018, aggregate maturing value of $100,003,861 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00%-3.50%; 07/25/2043-12/25/2047)	1.39%	03/01/2018	40,001,544	40,000,000
RBC Capital Markets LLC, agreement dated 02/28/2018, maturing value of $15,000,633 (collateralized by domestic and foreign corporate obligations valued at $15,750,056; 0.83%-9.00%; 04/30/2018-01/01/2999)(c)	1.52%	03/01/2018	15,000,633	15,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2018, aggregate maturing value of $3,000,115,833 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $3,060,002,122; 1.13%-4.00%; 07/31/2021-10/20/2047)	1.39%	03/01/2018	51,275,955	51,273,975
Wells Fargo Securities, LLC, joint term agreement dated 01/05/2018, aggregate maturing value of $20,072,334 (collateralized by domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $20,598,104; 0%-3.00%; 05/16/2019-05/15/2027)(i)	2.10%	03/08/2018	10,036,167	10,000,000
Total Repurchase Agreements (Cost $204,773,975)				204,773,975
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.58% (Cost $779,824,627)				779,824,627
OTHER ASSETS LESS LIABILITIES–0.42%				3,280,688
NET ASSETS–100.00%				$783,105,315

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2018 was $292,852,277, which represented 37.40% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.9%; Canada: 11.6%; Netherlands: 10.7%; France: 9.3%; China: 7.7%; Australia: 5.1%; other countries less than 5% each: 9.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2018.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on February 28, 2018.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/18

1-7	49.3%
8-30	7.3
31-60	12.2
61-90	9.3
91-180	12.9
181+	9.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$575,050,652
Repurchase agreements, at value	204,773,975
Receivable for:
Fund shares sold	3,628,458
Interest	519,192
Total assets	783,972,277

Liabilities:
Payable for:
Fund shares reacquired	49,878
Dividends	815,681
Accrued fees to affiliates	894
Accrued operating expenses	509
Total liabilities	866,962
Net assets applicable to shares outstanding	$783,105,315

Net assets consist of:
Shares of beneficial interest	$782,690,328
Undistributed net investment income	292,338
Undistributed net realized gain	122,649
$783,105,315

Net Assets:
Investor Class	$32,241,652
Institutional Class	$750,823,357
Private Investment Class	$10,096
Personal Investment Class	$10,064
Reserve Class	$10,030
Resource Class	$10,116

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	32,226,529
Institutional Class	750,426,049
Private Investment Class	10,090
Personal Investment Class	10,059
Reserve Class	10,025
Resource Class	10,111
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$779,824,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2018

(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$5,336,952

Expenses:
Advisory fees	902,848
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	902,941
Less: Fees waived	(252,798)
Net expenses	650,143
Net investment income	4,686,809
Net realized gain from Investment securities	271
Net increase in net assets resulting from operations	$4,687,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2018 and the year ended August 31, 2017

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2018	August 31, 2017
Operations:
Net investment income	$4,686,809	$6,777,786
Net realized gain	271	122,378
Net increase in net assets resulting from operations	4,687,080	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(185,564)	(245,927)
Institutional Class	(4,501,078)	(6,531,709)
Private Investment Class	(50)	(49)
Personal Investment Class	(38)	(29)
Reserve Class	(21)	(8)
Resource Class	(58)	(64)
Total distributions from net investment income	(4,686,809)	(6,777,786)

Share transactions–net:
Investor Class	2,189,702	(9,425,358)
Institutional Class	67,086,328	(5,658,815,850)
Private Investment Class	48	10,042
Personal Investment Class	36	10,023
Reserve Class	20	10,005
Resource Class	56	10,055
Net increase (decrease) in net assets resulting from share transactions	69,276,190	(5,668,201,083)
Net increase (decrease) in net assets	69,276,461	(5,668,078,705)

Net assets:
Beginning of period	713,828,854	6,381,907,559
End of period*	$783,105,315	$713,828,854
* Includes accumulated undistributed net investment income	$292,338	$292,338

Notes to Financial Statements

February 28, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. The class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2018, the Adviser waived advisory fees of $252,798.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 28, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, the Fund engaged in securities purchases of $131,446,256 and securities sales of $84,318,973, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2017.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2018(a)		Year ended August 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,812,865	$12,812,865	12,924,223	$12,924,223
Institutional Class	370,395,849	370,395,849	2,517,150,113	2,517,150,113
Private Investment Class(b)	—	—	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	178,879	178,879	241,154	241,154
Institutional Class	2,845,344	2,845,344	3,789,740	3,789,740
Private Investment Class	48	48	42	42
Personal Investment Class	36	36	23	23
Reserve Class	20	20	5	5
Resource Class	56	56	55	55

Reacquired:
Investor Class	(10,802,042)	(10,802,042)	(22,590,735)	(22,590,735)
Institutional Class	(306,154,865)	(306,154,865)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	69,276,190	$69,276,190	(5,668,201,083)	$(5,668,201,083)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Invesco Premier Portfolio
Six months ended 02/28/18	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.20%	$10	1.05	%(c)	1.12	%(c)	0.43	%(c)
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88		1.12		(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2017 through February 28, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/18)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,002.00	$5.21	$1,019.59	$5.26	1.05%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2017, through February 28, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7	04162018 1147

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 7, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.